Schedule of tax expense attributable to loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
- Current income tax	$ 35,671
- Movements in deferred tax liabilities	(163,000)	133,000
Tax expense attributable to loss	$ (127,329)	$ 133,000